Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Small Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Stock K6 Fund
Class Name	Fidelity® Small Cap Stock K6 Fund
Trading Symbol	FKICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Stock K6 Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock K6 Fund	$ 33	0.60%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Net Assets	$ 16,707,717
Holdings Count | shares	147
Investment Company Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$16,707,717
Number of Holdings	147
Portfolio Turnover	191%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.6 Financials 17.3 Consumer Discretionary 13.5 Health Care 12.7 Information Technology 12.2 Energy 4.9 Materials 4.3 Real Estate 4.3 Consumer Staples 3.5 Utilities 2.5 Communication Services 0.0 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 90.7 Canada 2.3 Thailand 2.1 Japan 1.1 Israel 0.9 Puerto Rico 0.8 Italy 0.6 Taiwan 0.6 Sweden 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 2.3 Thailand - 2.1 Japan - 1.1 Israel - 0.9 Puerto Rico - 0.8 Italy - 0.6 Taiwan - 0.6 Sweden - 0.3 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Cbiz Inc 3.2 Laureate Education Inc 2.8 Sanmina Corp 2.2 Fabrinet 2.1 YETI Holdings Inc 2.0 Perimeter Solutions Inc 1.9 Genpact Ltd 1.9 V2X Inc 1.8 Primerica Inc 1.8 American Eagle Outfitters Inc 1.7 21.4
Fidelity Small Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Stock Fund
Class Name	Fidelity® Small Cap Stock Fund
Trading Symbol	FSLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Stock Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock Fund	$ 50	0.90%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Net Assets	$ 1,172,940,037
Holdings Count | shares	148
Investment Company Portfolio Turnover	162.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,172,940,037
Number of Holdings	148
Portfolio Turnover	162%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 21.4 Financials 17.3 Consumer Discretionary 13.5 Health Care 12.8 Information Technology 12.3 Energy 4.9 Materials 4.3 Real Estate 4.3 Consumer Staples 3.5 Utilities 2.5 Communication Services 0.0 Common Stocks 96.8 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.8 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 90.6 Canada 2.3 Thailand 2.2 Japan 1.1 Israel 0.9 Puerto Rico 0.8 Italy 0.6 Taiwan 0.6 Sweden 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.6 Canada - 2.3 Thailand - 2.2 Japan - 1.1 Israel - 0.9 Puerto Rico - 0.8 Italy - 0.6 Taiwan - 0.6 Sweden - 0.3 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Cbiz Inc 3.0 Laureate Education Inc 2.8 Fabrinet 2.2 Sanmina Corp 2.2 YETI Holdings Inc 2.0 Perimeter Solutions Inc 1.9 Genpact Ltd 1.9 V2X Inc 1.8 Primerica Inc 1.8 American Eagle Outfitters Inc 1.7 21.3
Fidelity Small Cap Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Discovery Fund
Class Name	Fidelity® Small Cap Discovery Fund
Trading Symbol	FSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Discovery Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Discovery Fund	$ 40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Net Assets	$ 2,302,165,813
Holdings Count | shares	152
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,302,165,813
Number of Holdings	152
Portfolio Turnover	75%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.1 Financials 22.9 Consumer Discretionary 14.3 Information Technology 14.0 Health Care 10.2 Energy 4.1 Materials 3.0 Real Estate 1.2 Consumer Staples 1.0 Utilities 0.8 Common Stocks 97.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.6 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 95.5 Thailand 2.1 Puerto Rico 1.2 Canada 0.6 Brazil 0.2 Bailiwick Of Guernsey 0.2 Grand Cayman (UK Overseas Ter) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.5 Thailand - 2.1 Puerto Rico - 1.2 Canada - 0.6 Brazil - 0.2 Bailiwick Of Guernsey - 0.2 Grand Cayman (UK Overseas Ter) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Laureate Education Inc 4.0 Genpact Ltd 3.9 IES Holdings Inc 3.1 Sanmina Corp 2.4 Old National Bancorp/IN 2.3 Brink's Co/The 2.1 Fabrinet 2.1 Maximus Inc 2.1 Webster Financial Corp 2.0 Brady Corp Class A 2.0 26.0
Fidelity Series Small Cap Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Discovery Fund
Class Name	Fidelity® Series Small Cap Discovery Fund
Trading Symbol	FJACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Small Cap Discovery Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,789,664,061
Holdings Count | shares	152
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,789,664,061
Number of Holdings	152
Portfolio Turnover	70%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.5 Financials 22.9 Information Technology 14.3 Consumer Discretionary 13.5 Health Care 10.7 Energy 4.1 Materials 3.0 Real Estate 1.2 Consumer Staples 1.0 Utilities 0.8 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 95.6 Thailand 2.1 Puerto Rico 1.1 Canada 0.6 Brazil 0.2 Bailiwick Of Guernsey 0.2 Grand Cayman (UK Overseas Ter) 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.6 Thailand - 2.1 Puerto Rico - 1.1 Canada - 0.6 Brazil - 0.2 Bailiwick Of Guernsey - 0.2 Grand Cayman (UK Overseas Ter) - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Genpact Ltd 3.9 IES Holdings Inc 3.1 Laureate Education Inc 3.1 Sanmina Corp 2.4 Maximus Inc 2.4 Old National Bancorp/IN 2.3 Brink's Co/The 2.2 Fabrinet 2.1 Kyndryl Holdings Inc 2.1 Brady Corp Class A 2.0 25.6
Fidelity Series Small Cap Core Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Core Fund
Class Name	Fidelity® Series Small Cap Core Fund
Trading Symbol	FSSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Small Cap Core Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Core Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,531,530,784
Holdings Count | shares	224
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,531,530,784
Number of Holdings	224
Portfolio Turnover	73%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.0 Information Technology 17.3 Financials 16.8 Health Care 15.9 Consumer Discretionary 10.2 Real Estate 5.6 Energy 5.0 Materials 2.6 Communication Services 2.5 Utilities 2.3 Consumer Staples 1.9 Common Stocks 98.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 United States 92.0 Canada 1.8 Thailand 1.2 Israel 1.1 Bahamas (Nassau) 0.9 Puerto Rico 0.8 Brazil 0.4 Japan 0.4 Taiwan 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.0 Canada - 1.8 Thailand - 1.2 Israel - 1.1 Bahamas (Nassau) - 0.9 Puerto Rico - 0.8 Brazil - 0.4 Japan - 0.4 Taiwan - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Laureate Education Inc 1.2 Fabrinet 1.2 NEXTracker Inc Class A 1.2 Sterling Infrastructure Inc 1.1 IES Holdings Inc 1.1 Solaris Energy Infrastructure Inc Class A 1.0 Wintrust Financial Corp 0.9 Herc Holdings Inc 0.9 Construction Partners Inc Class A 0.9 REV Group Inc 0.9 10.4
Fidelity Mid-Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock K6 Fund
Class Name	Fidelity® Mid-Cap Stock K6 Fund
Trading Symbol	FNKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock K6 Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock K6 Fund	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,135,713,813
Holdings Count | shares	182
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$1,135,713,813
Number of Holdings	182
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.1 Consumer Discretionary 15.1 Financials 14.0 Information Technology 13.2 Health Care 9.1 Real Estate 6.2 Energy 5.3 Materials 3.9 Consumer Staples 2.9 Utilities 2.0 Communication Services 2.0 Common Stocks 99.3 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 88.9 Canada 2.6 Italy 2.1 United Kingdom 1.7 Thailand 1.3 Brazil 0.7 Germany 0.6 Belgium 0.6 Netherlands 0.4 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.9 Canada - 2.6 Italy - 2.1 United Kingdom - 1.7 Thailand - 1.3 Brazil - 0.7 Germany - 0.6 Belgium - 0.6 Netherlands - 0.4 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Comfort Systems USA Inc 1.8 Ciena Corp 1.7 AECOM 1.7 Flex Ltd 1.7 Jones Lang LaSalle Inc 1.6 Acuity Inc 1.5 Performance Food Group Co 1.5 Somnigroup International Inc 1.4 Wintrust Financial Corp 1.4 Fabrinet 1.3 15.6
Fidelity Mid-Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity® Mid-Cap Stock Fund
Trading Symbol	FMCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock Fund	$ 31	0.57%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%
Net Assets	$ 7,548,912,915
Holdings Count | shares	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.9 Consumer Discretionary 14.8 Financials 13.7 Information Technology 13.1 Health Care 9.0 Real Estate 6.1 Energy 5.1 Materials 3.8 Consumer Staples 2.8 Utilities 2.0 Communication Services 1.9 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 89.1 Canada 2.6 Italy 2.1 United Kingdom 1.7 Thailand 1.3 Brazil 0.7 Germany 0.6 Belgium 0.6 Netherlands 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.6 Italy - 2.1 United Kingdom - 1.7 Thailand - 1.3 Brazil - 0.7 Germany - 0.6 Belgium - 0.6 Netherlands - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Comfort Systems USA Inc 1.7 Ciena Corp 1.7 AECOM 1.7 Flex Ltd 1.7 Acuity Inc 1.5 Jones Lang LaSalle Inc 1.5 Performance Food Group Co 1.5 Somnigroup International Inc 1.4 Wintrust Financial Corp 1.4 Fabrinet 1.3 15.4
Fidelity Mid-Cap Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity® Mid-Cap Stock Fund Class K
Trading Symbol	FKMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 7,548,912,915
Holdings Count | shares	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.9 Consumer Discretionary 14.8 Financials 13.7 Information Technology 13.1 Health Care 9.0 Real Estate 6.1 Energy 5.1 Materials 3.8 Consumer Staples 2.8 Utilities 2.0 Communication Services 1.9 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 89.1 Canada 2.6 Italy 2.1 United Kingdom 1.7 Thailand 1.3 Brazil 0.7 Germany 0.6 Belgium 0.6 Netherlands 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.6 Italy - 2.1 United Kingdom - 1.7 Thailand - 1.3 Brazil - 0.7 Germany - 0.6 Belgium - 0.6 Netherlands - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Comfort Systems USA Inc 1.7 Ciena Corp 1.7 AECOM 1.7 Flex Ltd 1.7 Acuity Inc 1.5 Jones Lang LaSalle Inc 1.5 Performance Food Group Co 1.5 Somnigroup International Inc 1.4 Wintrust Financial Corp 1.4 Fabrinet 1.3 15.4
Fidelity Large Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock K6 Fund
Class Name	Fidelity® Large Cap Stock K6 Fund
Trading Symbol	FCLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Large Cap Stock K6 Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock K6 Fund	$ 26	0.45%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.45%
Net Assets	$ 116,187,669
Holdings Count | shares	182
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$116,187,669
Number of Holdings	182
Portfolio Turnover	14%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.3 Industrials 18.0 Financials 13.6 Health Care 10.3 Communication Services 9.6 Energy 8.0 Consumer Staples 4.3 Consumer Discretionary 2.8 Materials 1.8 Utilities 1.0 Real Estate 0.6 Common Stocks 94.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 5.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 5.7 United States 90.9 Canada 2.1 Zambia 1.2 Belgium 1.1 United Kingdom 1.1 Taiwan 0.8 Netherlands 0.8 Germany 0.7 France 0.6 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Canada - 2.1 Zambia - 1.2 Belgium - 1.1 United Kingdom - 1.1 Taiwan - 0.8 Netherlands - 0.8 Germany - 0.7 France - 0.6 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Microsoft Corp 6.3 Wells Fargo & Co 5.2 GE Aerospace 4.7 Boeing Co 3.9 GE Vernova Inc 3.7 Exxon Mobil Corp 3.5 Alphabet Inc Class A 3.1 Meta Platforms Inc Class A 2.7 Bank of America Corp 2.7 43.6
Fidelity Large Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock Fund
Class Name	Fidelity® Large Cap Stock Fund
Trading Symbol	FLCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock Fund	$ 43	0.75%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.75%
Net Assets	$ 6,534,821,169
Holdings Count | shares	182
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$6,534,821,169
Number of Holdings	182
Portfolio Turnover	20%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.9 Industrials 18.0 Financials 14.5 Health Care 10.4 Communication Services 9.8 Energy 8.1 Consumer Staples 4.3 Consumer Discretionary 2.8 Materials 1.9 Utilities 1.1 Real Estate 0.6 Common Stocks 96.3 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.6 United States 90.7 Canada 2.2 Zambia 1.3 United Kingdom 1.1 Belgium 1.1 Netherlands 0.8 Germany 0.8 Taiwan 0.7 France 0.6 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 2.2 Zambia - 1.3 United Kingdom - 1.1 Belgium - 1.1 Netherlands - 0.8 Germany - 0.8 Taiwan - 0.7 France - 0.6 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.0 Microsoft Corp 6.4 Wells Fargo & Co 5.8 GE Aerospace 4.8 Boeing Co 3.9 GE Vernova Inc 3.6 Exxon Mobil Corp 3.5 Alphabet Inc Class A 3.0 Meta Platforms Inc Class A 2.7 Bank of America Corp 2.7 44.4
Fidelity Founders Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity® Founders Fund
Trading Symbol	FIFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Founders Fund	$ 45	0.79%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.79%
Net Assets	$ 222,279,732
Holdings Count | shares	81
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.1 Financials 19.7 Communication Services 16.5 Consumer Discretionary 13.6 Industrials 11.0 Materials 4.4 Consumer Staples 3.8 Energy 1.1 Real Estate 1.1 Health Care 0.0 Common Stocks 99.0 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 83.2 Canada 8.5 Taiwan 2.3 France 1.7 China 1.3 Japan 0.9 Brazil 0.8 Netherlands 0.7 Korea (South) 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.2 Canada - 8.5 Taiwan - 2.3 France - 1.7 China - 1.3 Japan - 0.9 Brazil - 0.8 Netherlands - 0.7 Korea (South) - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Alphabet Inc Class C 7.4 Microsoft Corp 7.0 Amazon.com Inc 5.4 Interactive Brokers Group Inc Class A 2.9 Meta Platforms Inc Class A 2.8 Monster Beverage Corp 2.7 Marriott International Inc/MD Class A1 2.3 Intercontinental Exchange Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 42.6
Fidelity Advisor Founders Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class Z
Trading Symbol	FIFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.68%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.68%
Net Assets	$ 222,279,732
Holdings Count | shares	81
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.1 Financials 19.7 Communication Services 16.5 Consumer Discretionary 13.6 Industrials 11.0 Materials 4.4 Consumer Staples 3.8 Energy 1.1 Real Estate 1.1 Health Care 0.0 Common Stocks 99.0 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 83.2 Canada 8.5 Taiwan 2.3 France 1.7 China 1.3 Japan 0.9 Brazil 0.8 Netherlands 0.7 Korea (South) 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.2 Canada - 8.5 Taiwan - 2.3 France - 1.7 China - 1.3 Japan - 0.9 Brazil - 0.8 Netherlands - 0.7 Korea (South) - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Alphabet Inc Class C 7.4 Microsoft Corp 7.0 Amazon.com Inc 5.4 Interactive Brokers Group Inc Class A 2.9 Meta Platforms Inc Class A 2.8 Monster Beverage Corp 2.7 Marriott International Inc/MD Class A1 2.3 Intercontinental Exchange Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 42.6
Fidelity Advisor Founders Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class M
Trading Symbol	FIFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	1.33%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.33%
Net Assets	$ 222,279,732
Holdings Count | shares	81
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.1 Financials 19.7 Communication Services 16.5 Consumer Discretionary 13.6 Industrials 11.0 Materials 4.4 Consumer Staples 3.8 Energy 1.1 Real Estate 1.1 Health Care 0.0 Common Stocks 99.0 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 83.2 Canada 8.5 Taiwan 2.3 France 1.7 China 1.3 Japan 0.9 Brazil 0.8 Netherlands 0.7 Korea (South) 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.2 Canada - 8.5 Taiwan - 2.3 France - 1.7 China - 1.3 Japan - 0.9 Brazil - 0.8 Netherlands - 0.7 Korea (South) - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Alphabet Inc Class C 7.4 Microsoft Corp 7.0 Amazon.com Inc 5.4 Interactive Brokers Group Inc Class A 2.9 Meta Platforms Inc Class A 2.8 Monster Beverage Corp 2.7 Marriott International Inc/MD Class A1 2.3 Intercontinental Exchange Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 42.6
Fidelity Advisor Founders Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class I
Trading Symbol	FIFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.77%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.77%
Net Assets	$ 222,279,732
Holdings Count | shares	81
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.1 Financials 19.7 Communication Services 16.5 Consumer Discretionary 13.6 Industrials 11.0 Materials 4.4 Consumer Staples 3.8 Energy 1.1 Real Estate 1.1 Health Care 0.0 Common Stocks 99.0 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 83.2 Canada 8.5 Taiwan 2.3 France 1.7 China 1.3 Japan 0.9 Brazil 0.8 Netherlands 0.7 Korea (South) 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.2 Canada - 8.5 Taiwan - 2.3 France - 1.7 China - 1.3 Japan - 0.9 Brazil - 0.8 Netherlands - 0.7 Korea (South) - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Alphabet Inc Class C 7.4 Microsoft Corp 7.0 Amazon.com Inc 5.4 Interactive Brokers Group Inc Class A 2.9 Meta Platforms Inc Class A 2.8 Monster Beverage Corp 2.7 Marriott International Inc/MD Class A1 2.3 Intercontinental Exchange Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 42.6
Fidelity Advisor Founders Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class C
Trading Symbol	FIFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 104	1.83%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.83%
Net Assets	$ 222,279,732
Holdings Count | shares	81
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.1 Financials 19.7 Communication Services 16.5 Consumer Discretionary 13.6 Industrials 11.0 Materials 4.4 Consumer Staples 3.8 Energy 1.1 Real Estate 1.1 Health Care 0.0 Common Stocks 99.0 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 83.2 Canada 8.5 Taiwan 2.3 France 1.7 China 1.3 Japan 0.9 Brazil 0.8 Netherlands 0.7 Korea (South) 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.2 Canada - 8.5 Taiwan - 2.3 France - 1.7 China - 1.3 Japan - 0.9 Brazil - 0.8 Netherlands - 0.7 Korea (South) - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Alphabet Inc Class C 7.4 Microsoft Corp 7.0 Amazon.com Inc 5.4 Interactive Brokers Group Inc Class A 2.9 Meta Platforms Inc Class A 2.8 Monster Beverage Corp 2.7 Marriott International Inc/MD Class A1 2.3 Intercontinental Exchange Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 42.6
Fidelity Advisor Founders Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class A
Trading Symbol	FIFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	1.08%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.08%
Net Assets	$ 222,279,732
Holdings Count | shares	81
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$222,279,732
Number of Holdings	81
Portfolio Turnover	68%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 28.1 Financials 19.7 Communication Services 16.5 Consumer Discretionary 13.6 Industrials 11.0 Materials 4.4 Consumer Staples 3.8 Energy 1.1 Real Estate 1.1 Health Care 0.0 Common Stocks 99.0 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 83.2 Canada 8.5 Taiwan 2.3 France 1.7 China 1.3 Japan 0.9 Brazil 0.8 Netherlands 0.7 Korea (South) 0.4 Others 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 83.2 Canada - 8.5 Taiwan - 2.3 France - 1.7 China - 1.3 Japan - 0.9 Brazil - 0.8 Netherlands - 0.7 Korea (South) - 0.4 Others - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.5 Alphabet Inc Class C 7.4 Microsoft Corp 7.0 Amazon.com Inc 5.4 Interactive Brokers Group Inc Class A 2.9 Meta Platforms Inc Class A 2.8 Monster Beverage Corp 2.7 Marriott International Inc/MD Class A1 2.3 Intercontinental Exchange Inc 2.3 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.3 42.6
Fidelity Advisor Mid-Cap Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class A
Trading Symbol	FMCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 47	0.86%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 7,548,912,915
Holdings Count | shares	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.9 Consumer Discretionary 14.8 Financials 13.7 Information Technology 13.1 Health Care 9.0 Real Estate 6.1 Energy 5.1 Materials 3.8 Consumer Staples 2.8 Utilities 2.0 Communication Services 1.9 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 89.1 Canada 2.6 Italy 2.1 United Kingdom 1.7 Thailand 1.3 Brazil 0.7 Germany 0.6 Belgium 0.6 Netherlands 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.6 Italy - 2.1 United Kingdom - 1.7 Thailand - 1.3 Brazil - 0.7 Germany - 0.6 Belgium - 0.6 Netherlands - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Comfort Systems USA Inc 1.7 Ciena Corp 1.7 AECOM 1.7 Flex Ltd 1.7 Acuity Inc 1.5 Jones Lang LaSalle Inc 1.5 Performance Food Group Co 1.5 Somnigroup International Inc 1.4 Wintrust Financial Corp 1.4 Fabrinet 1.3 15.4
Fidelity Advisor Mid-Cap Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class M
Trading Symbol	FMCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 60	1.11%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.11%
Net Assets	$ 7,548,912,915
Holdings Count | shares	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.9 Consumer Discretionary 14.8 Financials 13.7 Information Technology 13.1 Health Care 9.0 Real Estate 6.1 Energy 5.1 Materials 3.8 Consumer Staples 2.8 Utilities 2.0 Communication Services 1.9 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 89.1 Canada 2.6 Italy 2.1 United Kingdom 1.7 Thailand 1.3 Brazil 0.7 Germany 0.6 Belgium 0.6 Netherlands 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.6 Italy - 2.1 United Kingdom - 1.7 Thailand - 1.3 Brazil - 0.7 Germany - 0.6 Belgium - 0.6 Netherlands - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Comfort Systems USA Inc 1.7 Ciena Corp 1.7 AECOM 1.7 Flex Ltd 1.7 Acuity Inc 1.5 Jones Lang LaSalle Inc 1.5 Performance Food Group Co 1.5 Somnigroup International Inc 1.4 Wintrust Financial Corp 1.4 Fabrinet 1.3 15.4
Fidelity Advisor Mid-Cap Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class C
Trading Symbol	FMCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.61%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.61%
Net Assets	$ 7,548,912,915
Holdings Count | shares	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.9 Consumer Discretionary 14.8 Financials 13.7 Information Technology 13.1 Health Care 9.0 Real Estate 6.1 Energy 5.1 Materials 3.8 Consumer Staples 2.8 Utilities 2.0 Communication Services 1.9 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 89.1 Canada 2.6 Italy 2.1 United Kingdom 1.7 Thailand 1.3 Brazil 0.7 Germany 0.6 Belgium 0.6 Netherlands 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.6 Italy - 2.1 United Kingdom - 1.7 Thailand - 1.3 Brazil - 0.7 Germany - 0.6 Belgium - 0.6 Netherlands - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Comfort Systems USA Inc 1.7 Ciena Corp 1.7 AECOM 1.7 Flex Ltd 1.7 Acuity Inc 1.5 Jones Lang LaSalle Inc 1.5 Performance Food Group Co 1.5 Somnigroup International Inc 1.4 Wintrust Financial Corp 1.4 Fabrinet 1.3 15.4
Fidelity Advisor Mid-Cap Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class I
Trading Symbol	FMCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 7,548,912,915
Holdings Count | shares	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.9 Consumer Discretionary 14.8 Financials 13.7 Information Technology 13.1 Health Care 9.0 Real Estate 6.1 Energy 5.1 Materials 3.8 Consumer Staples 2.8 Utilities 2.0 Communication Services 1.9 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 89.1 Canada 2.6 Italy 2.1 United Kingdom 1.7 Thailand 1.3 Brazil 0.7 Germany 0.6 Belgium 0.6 Netherlands 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.6 Italy - 2.1 United Kingdom - 1.7 Thailand - 1.3 Brazil - 0.7 Germany - 0.6 Belgium - 0.6 Netherlands - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Comfort Systems USA Inc 1.7 Ciena Corp 1.7 AECOM 1.7 Flex Ltd 1.7 Acuity Inc 1.5 Jones Lang LaSalle Inc 1.5 Performance Food Group Co 1.5 Somnigroup International Inc 1.4 Wintrust Financial Corp 1.4 Fabrinet 1.3 15.4
Fidelity Advisor Mid-Cap Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class Z
Trading Symbol	FMCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 7,548,912,915
Holdings Count | shares	183
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$7,548,912,915
Number of Holdings	183
Portfolio Turnover	32%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.9 Consumer Discretionary 14.8 Financials 13.7 Information Technology 13.1 Health Care 9.0 Real Estate 6.1 Energy 5.1 Materials 3.8 Consumer Staples 2.8 Utilities 2.0 Communication Services 1.9 Common Stocks 98.4 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 89.1 Canada 2.6 Italy 2.1 United Kingdom 1.7 Thailand 1.3 Brazil 0.7 Germany 0.6 Belgium 0.6 Netherlands 0.4 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 2.6 Italy - 2.1 United Kingdom - 1.7 Thailand - 1.3 Brazil - 0.7 Germany - 0.6 Belgium - 0.6 Netherlands - 0.4 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Comfort Systems USA Inc 1.7 Ciena Corp 1.7 AECOM 1.7 Flex Ltd 1.7 Acuity Inc 1.5 Jones Lang LaSalle Inc 1.5 Performance Food Group Co 1.5 Somnigroup International Inc 1.4 Wintrust Financial Corp 1.4 Fabrinet 1.3 15.4